DEFERRED CHARGES (Schedule of deferred charges) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Gross Carrying Amount	$ 3,859,594	$ 3,835,016
Accumulated Amortization	1,560,205	2,126,926
Leasing Brokerage Commissions [Member]
Gross Carrying Amount	3,339,759	2,667,272
Accumulated Amortization	1,304,518	1,166,367
Professional Fees For Leasing [Member]
Gross Carrying Amount	405,448	387,073
Accumulated Amortization	244,251	219,758
Financing Costs [Member]
Gross Carrying Amount	114,387	780,671
Accumulated Amortization	$ 11,436	$ 740,801